ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued expenses and other current liabilities

	As of December 31,
	2021	2020
Accrued expenses	$4,834	$4,548
Provision for chargebacks	3,176	4,150
Accrued compensation and benefits	1,427	905
Earn-out consideration payable	597	332
Other current liabilities	320	1,542
	$10,354	$11,477